REVENUE RECOGNITION - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 313,404	$ 312,062	$ 474,042
Recurring revenue
Disaggregation of Revenue [Line Items]
Total revenue	167,634	197,398	230,969
Nonrecurring revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 145,770	$ 114,664	$ 243,073